Shareholder Report		12 Months Ended
	Dec. 01, 2023	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key		0000088064
Entity Investment Company Type		N-1A
Document Period End Date		Nov. 30, 2024
C000203122
Shareholder Report [Line Items]
Fund Name		DWS ESG Core Equity Fund
Class Name		Class A
Trading Symbol		DESAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.83%

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.83%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	33.99%	16.42%	10.85%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	26.29%	15.04%	10.20%
Russell 1000® Index	34.40%	15.58%	13.16%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2023
AssetsNet		$ 245,831,013
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 999,136
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	245,831,013
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	999,136

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	15%
Health Care	11%
Consumer Discretionary	10%
Industrials	9%
Communication Services	9%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	41.5% of Net Assets
Apple, Inc.	9.1%
Microsoft Corp.	8.8%
Alphabet, Inc.	6.1%
NVIDIA Corp.	5.8%
Bank of America Corp.	2.3%
Cigna Group	2.3%
Tesla, Inc.	1.8%
Salesforce, Inc.	1.8%
GE Aerospace	1.8%
KKR & Co., Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Material Fund Change Strategies [Text Block]

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000203123
Shareholder Report [Line Items]
Fund Name		DWS ESG Core Equity Fund
Class Name		Class C
Trading Symbol		DESCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.58%

Gross expense ratio as of the latest prospectus: 1.78%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 184
Expense Ratio, Percent		1.58%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	33.00%	15.53%	10.02%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	32.00%	15.53%	10.02%
Russell 1000® Index	34.40%	15.58%	13.16%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2023
AssetsNet		$ 245,831,013
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 999,136
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	245,831,013
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	999,136

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	15%
Health Care	11%
Consumer Discretionary	10%
Industrials	9%
Communication Services	9%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	41.5% of Net Assets
Apple, Inc.	9.1%
Microsoft Corp.	8.8%
Alphabet, Inc.	6.1%
NVIDIA Corp.	5.8%
Bank of America Corp.	2.3%
Cigna Group	2.3%
Tesla, Inc.	1.8%
Salesforce, Inc.	1.8%
GE Aerospace	1.8%
KKR & Co., Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Material Fund Change Strategies [Text Block]

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000203117
Shareholder Report [Line Items]
Fund Name		DWS ESG Core Equity Fund
Class Name		Class R
Trading Symbol		DESRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$126	1.08%

Gross expense ratio as of the latest prospectus: 1.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.08%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R No Sales Charge	33.69%	16.08%	10.56%
Russell 1000® Index	34.40%	15.58%	13.16%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2023
AssetsNet		$ 245,831,013
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 999,136
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	245,831,013
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	999,136

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	15%
Health Care	11%
Consumer Discretionary	10%
Industrials	9%
Communication Services	9%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	41.5% of Net Assets
Apple, Inc.	9.1%
Microsoft Corp.	8.8%
Alphabet, Inc.	6.1%
NVIDIA Corp.	5.8%
Bank of America Corp.	2.3%
Cigna Group	2.3%
Tesla, Inc.	1.8%
Salesforce, Inc.	1.8%
GE Aerospace	1.8%
KKR & Co., Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Material Fund Change Strategies [Text Block]

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000203118
Shareholder Report [Line Items]
Fund Name		DWS ESG Core Equity Fund
Class Name		Class R6
Trading Symbol		DESUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.58%

Gross expense ratio as of the latest prospectus: 0.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.58%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	34.39%	16.78%	11.21%
Russell 1000® Index	34.40%	15.58%	13.16%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2023
AssetsNet		$ 245,831,013
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 999,136
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	245,831,013
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	999,136

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	15%
Health Care	11%
Consumer Discretionary	10%
Industrials	9%
Communication Services	9%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	41.5% of Net Assets
Apple, Inc.	9.1%
Microsoft Corp.	8.8%
Alphabet, Inc.	6.1%
NVIDIA Corp.	5.8%
Bank of America Corp.	2.3%
Cigna Group	2.3%
Tesla, Inc.	1.8%
Salesforce, Inc.	1.8%
GE Aerospace	1.8%
KKR & Co., Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Material Fund Change Strategies [Text Block]

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000203119
Shareholder Report [Line Items]
Fund Name		DWS ESG Core Equity Fund
Class Name		Class S
Trading Symbol		DESSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$68	0.58%

Gross expense ratio as of the latest prospectus: 0.72%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.58%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	34.37%	16.71%	11.13%
Russell 1000® Index	34.40%	15.58%	13.16%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2023
AssetsNet		$ 245,831,013
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 999,136
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	245,831,013
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	999,136

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	15%
Health Care	11%
Consumer Discretionary	10%
Industrials	9%
Communication Services	9%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	41.5% of Net Assets
Apple, Inc.	9.1%
Microsoft Corp.	8.8%
Alphabet, Inc.	6.1%
NVIDIA Corp.	5.8%
Bank of America Corp.	2.3%
Cigna Group	2.3%
Tesla, Inc.	1.8%
Salesforce, Inc.	1.8%
GE Aerospace	1.8%
KKR & Co., Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Material Fund Change Strategies [Text Block]

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000203121
Shareholder Report [Line Items]
Fund Name		DWS ESG Core Equity Fund
Class Name		Institutional Class
Trading Symbol		DESGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	0.58%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.58%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	34.40%	16.74%	11.16%
Russell 1000® Index	34.40%	15.58%	13.16%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2023
AssetsNet		$ 245,831,013
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 999,136
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	245,831,013
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	999,136

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	15%
Health Care	11%
Consumer Discretionary	10%
Industrials	9%
Communication Services	9%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	41.5% of Net Assets
Apple, Inc.	9.1%
Microsoft Corp.	8.8%
Alphabet, Inc.	6.1%
NVIDIA Corp.	5.8%
Bank of America Corp.	2.3%
Cigna Group	2.3%
Tesla, Inc.	1.8%
Salesforce, Inc.	1.8%
GE Aerospace	1.8%
KKR & Co., Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Material Fund Change Strategies [Text Block]

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.